OTHER DISCLOSURES - SHARE-BASED PAYMENT SCHEMES - Expensed in the Income statement (Details) DKK in Millions	12 Months Ended
	Dec. 31, 2017 DKK programme	Dec. 31, 2016 DKK	Dec. 31, 2015 DKK
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	DKK 292	DKK 368	DKK 442
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	169	245	135
Long-term share-based incentive programme (Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	DKK 19	29	108
Amortisation period	4 years
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	DKK 102	94	199
Number of programmes | programme	4
Amortisation period	4 years
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	DKK 2	0	0
Former Members of Senior Management Board | Long-term share-based incentive programme (Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	DKK 3	3	DKK 16
2016 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement		DKK 169
Amortisation period		3 years
2016 Shares allocated to pool | Long-term share-based incentive programme (Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement		DKK 29
Amortisation period		3 years
2016 Shares allocated to pool | Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement		DKK 17
Amortisation period		3 years